CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 571	$ 410
Restricted cash	251	146
Trade receivables and other current assets	1,379	1,146
Financial instrument assets	79	58
Due from related parties	362	548
Current assets	2,642	2,308
Financial instrument assets	149	58
Equity-accounted investments	454	455
Property, plant and equipment, at fair value	37,258	37,915
Intangible assets	216	218
Goodwill	813	849
Deferred income tax assets	105	86
Other long-term assets	132	97
Total Assets	41,769	41,986
Current liabilities
Accounts payable and accrued liabilities	473	452
Financial instrument liabilities	353	247
Due to related parties	485	649
Non-recourse borrowings	1,375	1,452
Provisions	16	12
BEPC exchangeable and class B shares	5,993	6,163
Current liabilities	8,695	8,975
Financial instrument liabilities	508	523
Non-recourse borrowings	12,581	12,060
Deferred income tax liabilities	5,017	5,020
Provisions	524	547
Other long-term liabilities	616	636
Equity
Non-controlling interests	10,016	10,558
The partnership	3,812	3,667
Total Equity	13,828	14,225
Total Liabilities and Equity	41,769	41,986
Attributable to non- controlling interests
Current assets
Cash and cash equivalents	391	276
Property, plant and equipment, at fair value	20,129	20,647
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	9,755	10,297
Total Equity	9,755	10,297
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	261	261
Total Equity	$ 261	$ 261